Cost of other revenues - Summary of Cost of Other Revenues (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cost of other revenues
Interest expenses of borrowings				¥ 15,240,283
Other costs	¥ 56,202,270	$ 8,148,563	¥ 220,193,581	202,030,929
Total	¥ 56,202,270	$ 8,148,563	¥ 220,193,581	¥ 217,271,212